DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Australia - 7.3%
Afterpay Ltd. (A)	2,485	$ 217,774
AGL Energy Ltd. (B)	6,123	25,565
ALS Ltd.	4,741	43,459
Alumina Ltd.	23,097	35,037
Ampol Ltd.	2,342	47,284
APA Group (B)	11,595	73,036
Aristocrat Leisure Ltd.	6,275	212,813
ASX Ltd. (B)	1,902	111,287
Atlas Arteria Ltd.	9,424	44,180
Atlassian Corp. PLC, Class A (A)	1,329	520,197
Aurizon Holdings Ltd.	18,088	49,520
AusNet Services Ltd. (B)	18,818	34,255
Australia & New Zealand Banking Group Ltd.	27,976	568,868
Bank of Queensland Ltd.	6,298	42,582
Bendigo & Adelaide Bank Ltd.	5,370	36,657
BHP Group Ltd. (B)	28,949	786,475
BHP Group PLC	20,755	528,413
BlueScope Steel Ltd.	4,951	73,315
Boral Ltd. (A)	3,252	14,423
Brambles Ltd.	14,168	110,223
carsales.com Ltd.	2,771	50,721
Charter Hall Group, REIT	4,577	56,701
CIMIC Group Ltd.	642	9,117
Cochlear Ltd. (B)	646	102,847
Coles Group Ltd.	13,108	160,871
Commonwealth Bank of Australia	17,434	1,313,875
Computershare Ltd.	5,636	74,177
Crown Resorts Ltd. (A) (B)	3,527	24,407
CSL Ltd.	4,473	947,997
Dexus, REIT	10,569	82,453
Domino’s Pizza Enterprises Ltd.	621	71,979
Endeavour Group Ltd.	12,496	63,005
Evolution Mining Ltd.	17,812	44,904
Fortescue Metals Group Ltd.	16,641	179,829
Goodman Group, REIT	16,521	258,728
GPT Group, REIT	18,824	68,939
Harvey Norman Holdings Ltd. (B)	6,367	23,134
IDP Education Ltd.	2,051	50,535
IGO Ltd.	6,623	42,483
Incitec Pivot Ltd.	19,086	40,533
Insurance Australia Group Ltd. (B)	24,224	86,091
JB Hi-Fi Ltd.	1,129	37,123
Lendlease Corp. Ltd.	6,767	53,036
Macquarie Group Ltd.	3,407	447,911
Magellan Financial Group Ltd.	1,409	35,999
Medibank Pvt Ltd.	27,063	70,181
Mineral Resources Ltd.	1,632	52,825
Mirvac Group, REIT	38,744	83,680
National Australia Bank Ltd.	32,422	651,780
Newcrest Mining Ltd.	8,031	131,339
NEXTDC Ltd. (A)	4,488	39,000
Northern Star Resources Ltd.	11,438	70,229
Oil Search Ltd.	18,173	57,629
Orica Ltd. (B)	4,005	39,895
Origin Energy Ltd.	17,307	59,133
OZ Minerals Ltd.	3,272	53,203
Pilbara Minerals Ltd. (A)	24,788	36,707
Pro Medicus Ltd. (B)	471	18,580
Qantas Airways Ltd. (A)	9,082	37,197
QBE Insurance Group Ltd.	14,496	122,094

	Shares	Value
COMMON STOCKS (continued)
Australia (continued)
Qube Holdings Ltd.	18,740	$ 44,672
Ramsay Health Care Ltd.	1,822	91,628
REA Group Ltd. (B)	506	58,061
Reece Ltd.	2,793	38,595
Rio Tinto Ltd.	3,648	263,988
Santos Ltd.	18,423	95,417
Scentre Group, REIT	51,005	110,162
SEEK Ltd.	3,475	78,116
Seven Group Holdings Ltd. (B)	1,535	22,941
Sonic Healthcare Ltd.	4,698	137,984
South32 Ltd.	45,936	117,132
Stockland, REIT	23,459	75,916
Suncorp Group Ltd.	12,608	114,389
Sydney Airport (A) (B)	12,995	77,348
Tabcorp Holdings Ltd.	21,832	77,432
Telstra Corp. Ltd.	40,906	116,125
TPG Telecom Ltd. (B)	3,654	18,635
Transurban Group	29,887	305,699
Treasury Wine Estates Ltd.	7,094	63,593
Vicinity Centres, REIT (B)	38,025	45,871
Washington H Soul Pattinson & Co. Ltd. (B)	1,223	34,472
Wesfarmers Ltd.	11,142	448,700
Westpac Banking Corp.	36,051	677,078
WiseTech Global Ltd.	1,597	61,890
Woodside Petroleum Ltd. (B)	9,469	163,338
Woolworths Group Ltd.	12,457	354,084
Worley Ltd.	3,639	26,050

		13,145,546

Austria - 0.4%
ams AG (A)	2,695	49,272
ANDRITZ AG	705	38,631
BAWAG Group AG (C)	683	43,575
CA Immobilien Anlagen AG	460	19,459
Erste Group Bank AG	2,914	128,535
EVN AG	371	9,868
Mayr Melnhof Karton AG	85	16,254
Oesterreichische Post AG (B)	312	13,234
OMV AG	1,415	85,571
Raiffeisen Bank International AG	1,325	34,828
Strabag SE	141	6,447
Telekom Austria AG (A)	1,371	11,853
Verbund AG	669	67,997
Vienna Insurance Group AG Wiener Versicherung Gruppe	352	10,158
voestalpine AG	1,088	40,400
Wienerberger AG	1,132	38,230

		614,312

Belgium - 0.9%
Ackermans & van Haaren NV	221	38,137
Ageas SA	1,783	88,484
Anheuser-Busch InBev SA	8,320	473,879
D’ieteren Group	234	34,442
Elia Group SA (B)	331	39,589
Etablissements Franz Colruyt NV (B)	575	29,321
Groupe Bruxelles Lambert SA	1,047	115,372
KBC Group NV	3,317	300,004
Proximus SADP	1,528	30,353
Sofina SA	155	61,652
Solvay SA	718	89,578
UCB SA	1,242	139,335
Umicore SA (B)	1,961	116,453
Warehouses de Pauw CVA, REIT	1,374	55,734

		1,612,333

Transamerica ETF Trust	Page 1

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Chile - 0.0% (D)
Antofagasta PLC	3,391	$ 62,274

China - 0.1%
China Evergrande New Energy Vehicle Group Ltd. (A) (B)	24,000	9,311
ENN Energy Holdings Ltd.	7,400	122,056
Fosun International Ltd.	23,000	27,979

		159,346

Czech Republic - 0.0% (D)
Avast PLC (C)	6,397	48,975

Denmark - 2.4%
AP Moller - Maersk A/S, Class A	30	77,384
AP Moller - Maersk A/S, Class B	58	157,156
Carlsberg AS, Class B	987	161,446
Chr Hansen Holding A/S	1,011	82,631
Coloplast A/S, Class B	1,167	183,068
Danske Bank A/S	6,693	113,130
Demant A/S (A)	991	49,982
DSV A/S	2,099	503,968
Genmab A/S (A)	645	282,384
GN Store Nord A/S	1,358	94,208
Novo Nordisk A/S, Class B	16,200	1,568,972
Novozymes A/S, B Shares	2,064	141,544
Orsted AS (C)	1,859	245,931
Pandora A/S	983	119,503
ROCKWOOL International A/S, B Shares	69	29,617
Tryg A/S	3,538	80,453
Vestas Wind Systems A/S	9,924	398,284

		4,289,661

Finland - 1.3%
Elisa OYJ	1,480	92,006
Fortum OYJ	4,277	130,315
Huhtamaki OYJ (B)	942	42,578
Kesko OYJ, B Shares	2,684	92,821
Kojamo OYJ	1,481	30,741
Kone OYJ, Class B	3,964	279,228
Metso Outotec OYJ	6,924	63,506
Neste OYJ	4,233	240,239
Nokia OYJ (A)	52,984	292,230
Nordea Bank Abp (B)	35,023	452,772
Orion OYJ, Class B (B)	1,043	41,401
Sampo OYJ, A Shares	4,955	246,415
Stora Enso OYJ, R Shares	6,018	100,887
UPM-Kymmene OYJ	5,245	186,677
Wartsila OYJ Abp	4,768	57,220

		2,349,036

France - 9.3%
Aeroports de Paris (A) (B)	253	32,430
Air Liquide SA	4,656	747,788
Airbus SE (A)	6,025	803,706
Alstom SA	2,887	109,912
Amundi SA (C)	599	50,608
AXA SA	20,207	564,044
BioMerieux	465	53,115
BNP Paribas SA (B)	11,299	725,986
Bollore SA	8,979	52,083
Bouygues SA	2,135	88,829
Bureau Veritas SA	2,845	88,069
Capgemini SE	1,543	322,155
Carrefour SA	6,190	111,518
Christian Dior SE	35	25,311

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Cie de Saint-Gobain	5,233	$ 353,213
Cie Generale des Etablissements Michelin SCA	1,753	269,802
Credit Agricole SA	13,673	189,300
Danone SA	6,757	462,422
Dassault Systemes SE	6,794	357,987
Electricite de France SA	4,655	58,751
Engie SA	17,470	229,640
EssilorLuxottica SA	2,952	566,212
Hermes International	342	474,246
Kering SA	725	517,587
L’Oreal SA	2,411	997,120
Legrand SA	2,628	282,521
LVMH Moet Hennessy Louis Vuitton SE	2,629	1,889,370
Orange SA	18,560	201,163
Pernod Ricard SA	1,982	438,045
Publicis Groupe SA	2,315	156,310
Safran SA	3,443	437,572
Sanofi	11,298	1,087,834
Sartorius Stedim Biotech	236	132,298
Schneider Electric SE	5,592	932,594
Societe Generale SA	7,799	245,806
Sodexo SA (A)	811	71,226
Teleperformance	577	227,430
Thales SA	1,048	102,219
TotalEnergies SE	24,390	1,168,408
Veolia Environnement SA	6,374	195,464
Vinci SA	5,109	533,785
Vivendi SE (B)	7,950	100,475
Worldline SA (A) (C)	2,453	187,660

		16,642,014

Germany - 7.6%
adidas AG	1,832	577,085
Allianz SE	4,052	914,981
Auto1 Group SE (A) (C)	1,000	36,588
BASF SE	9,026	688,836
Bayer AG	9,654	525,916
Bayerische Motoren Werke AG	3,135	300,693
Beiersdorf AG	966	104,633
BioNTech SE, ADR (A)	796	217,300
Brenntag SE	1,518	141,763
Carl Zeiss Meditec AG	360	69,280
Continental AG (A)	1,061	116,558
Covestro AG (C)	1,899	130,598
CureVac NV (A)	823	44,952
Daimler AG	8,200	729,100
Delivery Hero SE (A) (C)	1,861	238,219
Deutsche Bank AG (A)	20,310	259,815
Deutsche Boerse AG	1,867	304,008
Deutsche Post AG	9,741	615,043
Deutsche Telekom AG	31,818	641,486
Deutsche Wohnen SE	3,537	216,930
E.ON SE	22,063	270,223
Evonik Industries AG	1,878	59,353
Fresenius Medical Care AG & Co. KGaA	1,958	138,105
Fresenius SE & Co. KGaA	4,061	195,484
Hannover Rueck SE	593	104,016
Hapag-Lloyd AG (C)	69	15,106
HeidelbergCement AG	1,443	108,336
HelloFresh SE (A)	1,709	158,372
Henkel AG & Co. KGaA	970	83,808
Infineon Technologies AG	12,833	528,356
KION Group AG	709	66,442
Knorr-Bremse AG	649	69,680
Merck KGaA	1,270	276,196

Transamerica ETF Trust	Page 2

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
MTU Aero Engines AG	525	$ 118,891
Muenchener Rueckversicherungs-Gesellschaft AG	1,377	378,063
Puma SE	1,008	112,640
RWE AG	6,645	235,272
SAP SE	10,744	1,455,362
Sartorius AG	7	5,411
Siemens AG	7,852	1,291,483
Siemens Healthineers AG (C)	2,771	180,419
Symrise AG	1,264	166,487
Talanx AG (A)	522	22,311
Traton SE	491	12,633
Uniper SE	899	37,560
Vantage Towers AG	944	32,078
Vitesco Technologies Group AG (A)	212	12,531
Volkswagen AG	290	90,074
Vonovia SE	5,653	340,025
Zalando SE (A) (C)	1,902	174,847

		13,613,348

Hong Kong - 2.7%
AIA Group Ltd.	118,800	1,372,709
Alibaba Health Information Technology Ltd. (A) (B)	40,000	57,549
Bank of East Asia Ltd.	14,400	23,233
BOC Hong Kong Holdings Ltd.	35,500	107,166
Budweiser Brewing Co. APAC Ltd. (B) (C)	16,900	42,854
Chow Tai Fook Jewellery Group Ltd. (B)	21,600	41,343
CK Asset Holdings Ltd.	19,500	112,972
CK Hutchison Holdings Ltd.	26,500	176,845
CK Infrastructure Holdings Ltd.	6,000	33,528
CLP Holdings Ltd.	16,500	158,967
Futu Holdings Ltd., ADR (A) (B)	600	54,612
Galaxy Entertainment Group Ltd. (A)	20,000	102,766
Hang Lung Properties Ltd.	18,000	41,066
Hang Seng Bank Ltd.	7,100	121,850
Henderson Land Development Co. Ltd.	13,000	49,848
HK Electric Investments & HK Electric Investments Ltd.	22,500	22,342
HKT Trust & HKT Ltd.	36,000	49,297
Hong Kong & China Gas Co. Ltd.	105,550	159,993
Hong Kong Exchanges & Clearing Ltd.	11,700	721,119
Hongkong Land Holdings Ltd.	11,500	55,200
Jardine Matheson Holdings Ltd.	2,500	132,600
Link, REIT	20,600	176,636
Man Wah Holdings Ltd.	15,600	23,005
Melco Resorts & Entertainment Ltd., ADR (A)	2,025	20,736
MTR Corp. Ltd.	15,000	80,929
New World Development Co. Ltd.	14,000	57,279
Orient Overseas International Ltd.	1,500	26,051
Power Assets Holdings Ltd.	13,500	79,426
Sino Land Co. Ltd.	30,000	40,387
Sun Hung Kai Properties Ltd.	15,000	187,677
Swire Pacific Ltd., Class A	5,000	29,738
Swire Pacific Ltd., Class B	10,000	9,840
Swire Properties Ltd.	10,400	26,078
Techtronic Industries Co. Ltd.	17,000	338,705
Wharf Holdings Ltd.	14,000	46,489
Wharf Real Estate Investment Co. Ltd.	15,000	77,653

		4,858,488

Ireland - 1.2%
CRH PLC	7,715	362,659
DCC PLC	996	83,236
Experian PLC	9,527	399,374

	Shares	Value
COMMON STOCKS (continued)
Ireland (continued)
Flutter Entertainment PLC (A)	1,499	$ 297,246
ICON PLC (A)	782	204,900
James Hardie Industries PLC, CDI	4,367	158,577
Kerry Group PLC, Class A	1,512	203,271
Kingspan Group PLC	1,514	150,900
Ryanair Holdings PLC, ADR (A)	1,109	122,056
Smurfit Kappa Group PLC	2,545	133,850

		2,116,069

Israel - 1.0%
AFI Properties Ltd. (A)	96	4,984
Airport City Ltd. (A)	648	11,718
Alony Hetz Properties & Investments Ltd.	1,459	22,431
Amot Investments Ltd.	1,728	12,228
Ashtrom Group Ltd.	395	9,122
Azrieli Group Ltd.	358	32,325
Bank Hapoalim BM	11,638	102,811
Bank Leumi Le-Israel BM	14,408	122,770
Bezeq The Israeli Telecommunication Corp. Ltd. (A)	20,068	23,694
Big Shopping Centers Ltd.	108	16,032
Camtek Ltd. (A)	234	9,479
Check Point Software Technologies Ltd. (A)	1,018	115,075
Clal Insurance Enterprises Holdings Ltd. (A)	598	12,790
Cognyte Software Ltd. (A)	649	13,337
CyberArk Software Ltd. (A)	391	61,708
Elbit Systems Ltd.	243	35,371
Elco Ltd.	95	5,883
Electra Ltd.	19	11,964
Energix-Renewable Energies Ltd.	2,231	9,453
Enlight Renewable Energy Ltd. (A)	9,017	19,612
Fattal Holdings 1998 Ltd. (A)	58	5,228
First International Bank of Israel Ltd.	513	18,795
Fiverr International Ltd. (A) (B)	306	55,900
Formula Systems 1985 Ltd.	95	9,288
Fox Wizel Ltd.	72	9,081
Gav-Yam Lands Corp. Ltd.	567	5,772
Global-e Online Ltd. (A) (B)	270	19,386
Harel Insurance Investments & Financial Services Ltd.	1,135	11,744
ICL Group Ltd.	6,767	49,712
Inmode Ltd. (A)	244	38,906
Israel Corp. Ltd. (A)	42	13,072
Israel Discount Bank Ltd., A Shares (A)	11,439	60,703
JFrog Ltd. (A)	424	14,204
Kornit Digital Ltd. (A)	455	65,857
Matrix IT Ltd.	311	8,291
Maytronics Ltd.	472	11,157
Melisron Ltd. (A)	224	17,962
Migdal Insurance & Financial Holdings Ltd. (A)	3,306	4,857
Mivne Real Estate KD Ltd.	5,811	20,444
Mizrahi Tefahot Bank Ltd.	1,454	49,125
Nano Dimension Ltd., ADR (A)	2,520	14,213
Nice Ltd. (A)	620	172,962
Nova Ltd. (A)	265	26,934
OPC Energy Ltd. (A)	814	7,453
Phoenix Holdings Ltd.	1,542	17,623
Plus500 Ltd.	1,050	19,679
Radware Ltd. (A)	395	13,319
Sapiens International Corp. NV	301	8,724
Shapir Engineering & Industry Ltd.	1,393	11,213
Shikun & Binui Ltd. (A)	2,235	13,163
Shufersal Ltd.	2,587	21,009
SimilarWeb Ltd. (A)	80	1,674
Strauss Group Ltd.	489	14,310

Transamerica ETF Trust	Page 3

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Israel (continued)
Taboola.com Ltd. (A)	1,287	$ 10,888
Taro Pharmaceutical Industries Ltd. (A)	82	5,218
Teva Pharmaceutical Industries Ltd., ADR (A)	10,833	105,513
Tower Semiconductor Ltd. (A)	1,063	32,057
Wix.com Ltd. (A)	554	108,567
ZIM Integrated Shipping Services Ltd.	735	37,265

		1,784,055

Italy - 2.0%
A2A SpA	15,393	31,674
Amplifon SpA	912	43,547
Assicurazioni Generali SpA	11,964	254,990
Atlantia SpA (A)	4,950	93,940
Banca Mediolanum SpA	2,114	22,908
Davide Campari-Milano NV	5,251	74,123
DiaSorin SpA	192	40,354
Enel SpA	75,929	585,274
Eni SpA	24,802	331,881
Ferrari NV	1,258	263,818
FinecoBank Banca Fineco SpA (A)	5,993	108,837
Hera SpA	7,904	32,391
Infrastrutture Wireless Italiane SpA (C)	3,491	38,986
Intesa Sanpaolo SpA	168,029	477,788
Mediobanca Banca di Credito Finanziario SpA (A)	7,063	85,458
Moncler SpA	2,071	127,258
Nexi SpA (A) (C)	4,497	84,223
Pirelli & C SpA (C)	4,324	25,457
Poste Italiane SpA (C)	4,492	62,108
Prada SpA	5,000	27,651
Prysmian SpA	2,635	92,592
Recordati Industria Chimica e Farmaceutica SpA	986	57,456
Snam SpA	20,146	111,978
Telecom Italia SpA	158,658	63,129
Terna - Rete Elettrica Nazionale	13,826	98,321
UniCredit SpA	22,047	293,841
UnipolSai Assicurazioni SpA	4,171	11,756

		3,541,739

Japan - 26.4%
ABC-Mart, Inc.	300	17,020
Acom Co. Ltd. (B)	4,500	16,536
Activia Properties, Inc., REIT	7	28,671
Advance Residence Investment Corp., REIT	14	45,422
Advantest Corp.	2,000	179,789
Aeon Co. Ltd.	8,600	226,610
Aeon Mall Co. Ltd.	900	13,914
AGC, Inc.	2,200	113,968
Air Water, Inc. (B)	2,300	36,961
Aisin Corp.	1,800	65,660
Ajinomoto Co., Inc.	5,400	160,004
Alfresa Holdings Corp.	2,100	31,545
Amada Co. Ltd.	3,500	36,514
ANA Holdings, Inc. (A)	1,600	41,665
Aozora Bank Ltd. (B)	1,200	29,458
Asahi Group Holdings Ltd.	5,000	242,931
Asahi Intecc Co. Ltd. (B)	2,300	63,285
Asahi Kasei Corp.	13,700	146,915
Asics Corp.	1,900	43,628
Astellas Pharma, Inc.	18,300	302,198
Azbil Corp.	1,300	56,043
Bandai Namco Holdings, Inc.	2,200	165,628
Bank of Kyoto Ltd.	700	32,373

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
BayCurrent Consulting, Inc.	100	$ 50,907
Benefit One, Inc.	800	37,858
Bridgestone Corp.	6,000	285,333
Brother Industries Ltd.	2,600	57,488
Calbee, Inc.	1,100	26,836
Canon Marketing Japan, Inc.	500	11,669
Canon, Inc. (B)	10,200	250,532
Capcom Co. Ltd.	1,600	44,526
Casio Computer Co. Ltd. (B)	2,300	38,280
Central Japan Railway Co.	2,000	320,412
Chiba Bank Ltd.	7,300	47,696
Chubu Electric Power Co., Inc.	7,100	84,093
Chugai Pharmaceutical Co. Ltd.	6,300	231,673
Chugoku Electric Power Co., Inc. (B)	3,200	29,225
Coca-Cola Bottlers Japan Holdings, Inc.	1,500	21,766
COMSYS Holdings Corp.	1,200	31,717
Concordia Financial Group Ltd.	11,900	47,141
Cosmos Pharmaceutical Corp.	200	34,112
CyberAgent, Inc.	4,000	77,652
Dai Nippon Printing Co. Ltd.	2,700	65,555
Dai-ichi Life Holdings, Inc.	11,000	243,809
Daifuku Co. Ltd.	1,200	113,144
Daiichi Sankyo Co. Ltd.	18,000	480,672
Daikin Industries Ltd.	2,900	635,752
Daito Trust Construction Co. Ltd. (B)	700	81,810
Daiwa House Industry Co. Ltd.	6,500	217,822
Daiwa House Investment Corp., REIT	21	61,452
Daiwa Office Investment Corp., REIT	3	20,220
Daiwa Securities Group, Inc. (B)	15,000	87,909
Denso Corp.	5,100	335,734
Dentsu Group, Inc.	2,400	92,601
DIC Corp.	800	22,693
Disco Corp.	300	84,293
Dowa Holdings Co. Ltd.	600	23,769
East Japan Railway Co.	3,700	260,053
Ebara Corp.	800	39,794
Eisai Co. Ltd.	2,900	218,225
Electric Power Development Co. Ltd., Class C	1,700	24,637
ENEOS Holdings, Inc.	31,700	129,527
Ezaki Glico Co. Ltd.	600	22,828
Fancl Corp.	800	26,565
FANUC Corp.	1,900	418,315
Fast Retailing Co. Ltd.	600	443,540
Food & Life Cos. Ltd.	1,100	50,872
FP Corp.	500	18,553
Freee KK (A)	400	29,218
Fuji Electric Co. Ltd.	1,500	68,698
Fuji Media Holdings, Inc.	500	5,310
FUJIFILM Holdings Corp.	3,900	336,922
Fujitsu Ltd.	1,800	327,654
Fukuoka Financial Group, Inc.	1,900	34,245
GLP J-REIT	44	72,246
GMO internet, Inc.	600	15,412
GMO Payment Gateway, Inc.	400	50,836
Goldwin, Inc.	400	26,135
Hakuhodo DY Holdings, Inc. (B)	3,000	52,001
Hamamatsu Photonics KK	1,400	87,080
Hankyu Hanshin Holdings, Inc.	2,400	75,931
Harmonic Drive Systems, Inc. (B)	500	24,199
Haseko Corp.	2,200	29,596
Hikari Tsushin, Inc.	200	33,861
Hino Motors Ltd.	2,800	26,375
Hirose Electric Co. Ltd.	300	50,092
Hisamitsu Pharmaceutical Co., Inc.	800	30,437
Hitachi Construction Machinery Co. Ltd.	1,000	28,456
Hitachi Ltd.	9,500	565,360

Transamerica ETF Trust	Page 4

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Hitachi Metals Ltd. (A) (B)	2,000	$ 38,665
Hitachi Transport System Ltd.	400	17,836
Honda Motor Co. Ltd.	16,900	523,321
Hoshizaki Corp.	600	54,743
House Foods Group, Inc.	800	24,450
Hoya Corp.	3,600	563,836
Hulic Co. Ltd.	4,900	54,808
Ibiden Co. Ltd.	1,300	72,238
Idemitsu Kosan Co. Ltd.	2,400	63,369
IHI Corp.	1,500	38,597
Iida Group Holdings Co. Ltd.	1,800	46,478
Industrial & Infrastructure Fund Investment Corp., REIT	20	36,334
Inpex Corp.	10,600	83,223
Isetan Mitsukoshi Holdings Ltd.	3,900	29,571
Isuzu Motors Ltd.	6,100	80,531
Ito En Ltd.	600	39,901
ITOCHU Corp. (B)	14,600	428,808
Itochu Techno-Solutions Corp.	900	29,361
Japan Airlines Co. Ltd. (A) (B)	1,400	33,439
Japan Airport Terminal Co. Ltd. (A) (B)	900	44,526
Japan Exchange Group, Inc.	5,300	131,817
Japan Metropolitan Fund Investment Corp., REIT	69	66,356
Japan Post Bank Co. Ltd.	4,000	34,416
Japan Post Holdings Co. Ltd.	11,800	99,899
Japan Post Insurance Co. Ltd.	2,000	36,514
Japan Prime Realty Investment Corp., REIT	9	32,669
Japan Real Estate Investment Corp., REIT	14	83,818
Japan Tobacco, Inc.	10,800	211,983
JCR Pharmaceuticals Co. Ltd.	700	17,510
JFE Holdings, Inc.	5,700	86,694
JSR Corp.	2,100	76,321
JTEKT Corp.	2,400	21,037
Justsystems Corp.	300	16,993
Kajima Corp.	4,900	63,328
Kakaku.com, Inc. (B)	1,300	42,236
Kamigumi Co. Ltd.	1,100	23,218
Kansai Electric Power Co., Inc.	8,100	78,804
Kansai Paint Co. Ltd.	2,500	62,290
Kao Corp.	4,700	280,336
Kawasaki Heavy Industries Ltd.	1,600	37,385
Kawasaki Kisen Kaisha Ltd. (A)	800	43,594
KDDI Corp.	16,300	539,218
Keihan Holdings Co. Ltd.	1,100	31,745
Keikyu Corp. (B)	2,700	33,854
Keio Corp. (B)	1,200	64,423
Keisei Electric Railway Co. Ltd.	1,700	56,603
Kenedix Office Investment Corp., REIT	4	27,497
Kewpie Corp.	1,200	29,200
Keyence Corp.	1,900	1,140,937
Kikkoman Corp.	1,900	154,793
Kinden Corp.	1,300	21,998
Kintetsu Group Holdings Co. Ltd. (A)	1,900	64,284
Kirin Holdings Co. Ltd.	8,200	152,498
Kobayashi Pharmaceutical Co. Ltd.	600	47,538
Kobe Bussan Co. Ltd.	1,200	39,310
Koei Tecmo Holdings Co. Ltd.	650	30,993
Koito Manufacturing Co. Ltd.	1,300	78,530
Komatsu Ltd.	9,600	231,880
Konami Holdings Corp.	1,000	63,007
Kose Corp.	300	35,976
Kubota Corp.	11,300	241,951
Kuraray Co. Ltd.	3,500	33,816
Kurita Water Industries Ltd.	1,100	53,238
Kyocera Corp.	3,500	219,583
Kyowa Exeo Corp.	1,100	27,102

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Kyowa Kirin Co. Ltd.	2,500	$ 90,186
Kyushu Electric Power Co., Inc.	4,700	35,763
Kyushu Railway Co.	1,500	36,258
Lasertec Corp.	800	183,482
Lawson, Inc.	500	24,557
Lion Corp.	2,900	46,993
Lixil Corp.	2,900	84,602
M3, Inc.	4,200	300,842
Makita Corp.	2,800	154,336
Marubeni Corp.	17,100	143,022
Marui Group Co. Ltd.	2,200	42,827
Matsumotokiyoshi Holdings Co. Ltd. (B)	1,300	58,839
Mazda Motor Corp. (A)	5,900	51,610
McDonald’s Holdings Co. Japan Ltd. (B)	700	33,000
Mebuki Financial Group, Inc.	11,600	25,576
Medipal Holdings Corp.	2,100	39,694
MEIJI Holdings Co. Ltd.	1,400	90,468
Mercari, Inc. (A) (B)	1,100	60,730
Minebea Mitsumi, Inc.	4,000	102,675
MISUMI Group, Inc.	2,800	119,328
Mitsubishi Chemical Holdings Corp.	13,900	127,508
Mitsubishi Corp.	14,600	462,699
Mitsubishi Electric Corp.	21,100	294,445
Mitsubishi Estate Co. Ltd.	13,700	218,623
Mitsubishi Gas Chemical Co., Inc.	2,000	39,704
Mitsubishi HC Capital, Inc.	7,750	40,842
Mitsubishi Heavy Industries Ltd.	3,300	89,439
Mitsubishi Logistics Corp.	800	23,805
Mitsubishi Materials Corp.	1,300	25,540
Mitsubishi Motors Corp. (A)	6,700	18,435
Mitsubishi UFJ Financial Group, Inc.	126,800	747,674
Mitsui & Co. Ltd.	16,100	355,549
Mitsui Chemicals, Inc.	2,000	67,488
Mitsui Fudosan Co. Ltd.	9,500	227,123
Mitsui O.S.K. Lines Ltd.	1,200	81,309
Miura Co. Ltd.	1,100	44,266
Mizuho Financial Group, Inc.	25,000	355,030
Money Forward, Inc. (A)	400	28,644
MonotaRO Co. Ltd.	2,400	54,292
MS&AD Insurance Group Holdings, Inc.	4,600	154,852
Murata Manufacturing Co. Ltd.	6,300	562,384
Nabtesco Corp. (B)	1,200	45,709
Nagoya Railroad Co. Ltd. (A)	1,900	35,131
NEC Corp.	2,700	146,888
NET One Systems Co. Ltd.	800	26,386
Nexon Co. Ltd.	4,500	72,879
NGK Insulators Ltd.	2,700	46,051
NGK Spark Plug Co. Ltd.	1,700	26,694
NH Foods Ltd.	1,000	37,912
Nichirei Corp.	1,300	34,092
Nidec Corp.	5,400	601,102
Nifco, Inc.	900	28,111
Nihon M&A Center, Inc.	2,900	85,642
Nihon Unisys Ltd.	800	20,901
Nikon Corp.	3,400	38,091
Nintendo Co. Ltd.	1,200	584,109
Nippo Corp.	500	17,992
Nippon Building Fund, Inc., REIT	16	103,966
Nippon Express Co. Ltd.	800	55,353
Nippon Paint Holdings Co. Ltd.	14,200	154,886
Nippon Prologis, Inc., REIT	25	83,464
Nippon Sanso Holdings Corp. (B)	2,100	52,982
Nippon Shinyaku Co. Ltd.	600	50,011
Nippon Steel Corp.	9,300	169,538
Nippon Telegraph & Telephone Corp.	12,600	348,384
Nippon Television Holdings, Inc.	500	5,660
Nippon Yusen KK	1,700	128,747

Transamerica ETF Trust	Page 5

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Nissan Chemical Corp.	1,400	$ 82,061
Nissan Motor Co. Ltd. (A)	23,600	118,894
Nisshin Seifun Group, Inc.	2,600	43,366
Nissin Foods Holdings Co. Ltd.	800	64,244
Nitori Holdings Co. Ltd.	900	178,346
Nitto Denko Corp.	1,500	107,282
NOF Corp.	800	45,315
Nomura Holdings, Inc.	30,200	149,843
Nomura Real Estate Holdings, Inc.	1,100	28,768
Nomura Real Estate Master Fund, Inc., REIT	46	66,212
Nomura Research Institute Ltd.	4,300	159,552
NS Solutions Corp.	300	10,204
NSK Ltd.	4,800	32,739
NTT Data Corp.	6,300	122,245
Obayashi Corp.	7,100	59,116
OBIC Business Consultants Co. Ltd. (B)	200	10,217
OBIC Co. Ltd.	700	134,071
Odakyu Electric Railway Co. Ltd. (B)	3,400	79,016
Oji Holdings Corp.	10,000	50,639
Olympus Corp.	12,800	281,812
Omron Corp.	2,000	198,969
Ono Pharmaceutical Co. Ltd.	4,900	112,119
Open House Co. Ltd.	700	41,533
Oracle Corp.	300	26,404
Oriental Land Co. Ltd.	2,300	373,731
ORIX Corp.	12,000	226,933
ORIX J-REIT, Inc.	27	46,946
Osaka Gas Co. Ltd.	4,100	75,294
Otsuka Corp.	1,200	61,734
Otsuka Holdings Co. Ltd.	5,500	235,971
PALTAC Corp.	300	13,578
Pan Pacific International Holdings Corp.	5,200	108,031
Panasonic Corp.	22,900	285,288
Park24 Co. Ltd. (A) (B)	1,100	18,811
PeptiDream, Inc. (A)	1,000	32,624
Persol Holdings Co. Ltd.	1,900	47,851
Pigeon Corp.	1,200	27,963
Pola Orbis Holdings, Inc.	800	18,484
Rakus Co. Ltd.	700	24,813
Rakuten Group, Inc.	9,000	87,197
Recruit Holdings Co. Ltd.	16,700	1,022,580
Relo Group, Inc.	1,100	22,892
Renesas Electronics Corp. (A)	13,700	171,411
Resona Holdings, Inc.	23,800	95,733
Ricoh Co. Ltd.	7,300	75,110
Rinnai Corp.	400	43,952
Rohm Co. Ltd.	900	85,826
Rohto Pharmaceutical Co. Ltd.	1,100	33,816
Ryohin Keikaku Co. Ltd.	2,600	58,257
Sankyu, Inc.	600	27,856
Santen Pharmaceutical Co. Ltd.	3,900	55,088
SBI Holdings, Inc.	2,400	59,390
Screen Holdings Co. Ltd.	500	43,065
SCSK Corp.	1,500	31,808
Secom Co. Ltd.	2,100	152,510
Sega Sammy Holdings, Inc.	1,700	24,272
Seibu Holdings, Inc. (A)	2,700	34,459
Seiko Epson Corp. (B)	3,100	62,764
Seino Holdings Co. Ltd.	1,600	19,488
Sekisui Chemical Co. Ltd.	4,400	75,992
Sekisui House Ltd.	6,400	134,883
Sekisui House, Inc., REIT	42	34,782
Seria Co. Ltd.	500	17,522
Seven & i Holdings Co. Ltd.	7,800	355,483
Seven Bank Ltd.	7,200	16,068
SG Holdings Co. Ltd.	5,000	142,505

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Sharp Corp. (B)	2,100	$ 26,670
SHIFT, Inc. (A)	100	21,322
Shimadzu Corp.	2,700	118,938
Shimamura Co. Ltd.	200	18,804
Shimano, Inc.	800	235,895
Shimizu Corp.	6,900	52,133
Shin-Etsu Chemical Co. Ltd.	3,900	660,632
Shinko Electric Industries Co. Ltd.	700	23,464
Shinsei Bank Ltd. (B)	1,200	20,155
Shionogi & Co. Ltd.	2,800	192,079
Shiseido Co. Ltd.	3,900	263,449
Shizuoka Bank Ltd. (B)	5,800	47,876
Showa Denko KK	1,800	44,123
Skylark Holdings Co. Ltd. (A)	2,200	32,337
SMC Corp.	600	376,859
SoftBank Corp.	27,300	370,566
SoftBank Group Corp.	12,400	720,161
Sohgo Security Services Co. Ltd.	900	40,735
Sojitz Corp.	2,120	34,961
Sompo Holdings, Inc.	3,500	153,112
Sony Group Corp.	12,400	1,384,199
Square Enix Holdings Co. Ltd.	900	47,995
Stanley Electric Co. Ltd.	1,500	37,965
Subaru Corp.	6,000	111,772
Sugi Holdings Co. Ltd.	400	29,218
Sumco Corp.	2,600	52,454
Sumitomo Chemical Co. Ltd.	16,300	85,463
Sumitomo Corp.	12,300	174,344
Sumitomo Dainippon Pharma Co. Ltd.	1,900	34,024
Sumitomo Electric Industries Ltd.	7,800	104,583
Sumitomo Forestry Co. Ltd.	1,900	36,510
Sumitomo Heavy Industries Ltd.	1,200	31,631
Sumitomo Metal Mining Co. Ltd.	2,700	98,369
Sumitomo Mitsui Financial Group, Inc. (B)	13,500	477,204
Sumitomo Mitsui Trust Holdings, Inc.	3,700	127,904
Sumitomo Realty & Development Co. Ltd.	4,700	172,161
Sumitomo Rubber Industries Ltd.	1,800	22,973
Sundrug Co. Ltd.	700	21,394
Suntory Beverage & Food Ltd.	1,200	49,904
Suzuken Co. Ltd.	800	23,518
Suzuki Motor Corp.	4,800	214,887
Sysmex Corp.	1,700	212,243
T&D Holdings, Inc.	5,800	80,522
Taiheiyo Cement Corp.	1,200	25,016
Taisei Corp.	2,000	64,531
Taisho Pharmaceutical Holdings Co. Ltd.	600	35,115
Taiyo Yuden Co. Ltd. (B)	1,300	77,015
Takara Bio, Inc.	500	14,183
Takeda Pharmaceutical Co. Ltd.	15,500	513,865
TBS Holdings, Inc.	300	4,611
TDK Corp.	3,900	141,389
Teijin Ltd.	1,900	27,144
Terumo Corp.	7,500	355,254
THK Co. Ltd.	1,200	26,619
TIS, Inc.	2,300	62,976
Tobu Railway Co. Ltd.	2,100	56,747
Toei Animation Co. Ltd.	100	18,499
Toho Co. Ltd.	1,400	66,126
Toho Gas Co. Ltd.	1,000	43,693
Tohoku Electric Power Co., Inc. (B)	4,900	36,099
Tokai Carbon Co. Ltd.	2,100	27,122
Tokio Marine Holdings, Inc.	6,900	372,350
Tokyo Century Corp. (B)	500	28,367
Tokyo Electric Power Co. Holdings, Inc. (A)	7,900	22,657
Tokyo Electron Ltd. (B)	1,500	667,757
Tokyo Gas Co. Ltd.	4,000	74,533
Tokyo Tatemono Co. Ltd.	2,100	33,389

Transamerica ETF Trust	Page 6

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Tokyu Corp.	5,600	$ 83,617
Tokyu Fudosan Holdings Corp.	5,900	36,487
Toppan, Inc.	3,400	57,990
Toray Industries, Inc.	16,000	102,704
Toshiba Corp.	4,500	190,164
Tosoh Corp.	3,200	58,336
TOTO Ltd.	1,600	76,433
Toyo Seikan Group Holdings Ltd. (B)	1,600	18,915
Toyo Suisan Kaisha Ltd.	1,000	44,410
Toyoda Gosei Co. Ltd.	700	14,097
Toyota Boshoku Corp.	1,000	17,845
Toyota Industries Corp.	2,000	164,911
Toyota Motor Corp.	126,500	2,267,533
Toyota Tsusho Corp.	2,300	98,019
Trend Micro, Inc.	1,400	78,046
Tsumura & Co.	700	22,460
Tsuruha Holdings, Inc.	400	49,330
Unicharm Corp.	4,400	195,166
United Urban Investment Corp., REIT	31	41,898
USS Co. Ltd.	2,200	37,720
Welcia Holdings Co. Ltd.	1,000	35,940
West Japan Railway Co.	2,400	121,425
Workman Co. Ltd.	200	12,673
Yakult Honsha Co. Ltd.	1,600	81,165
Yamada Holdings Co. Ltd.	7,100	29,908
Yamaha Corp.	1,600	101,098
Yamaha Motor Co. Ltd.	3,100	86,686
Yamato Holdings Co. Ltd.	3,400	86,238
Yamazaki Baking Co. Ltd. (B)	1,800	31,394
Yaskawa Electric Corp.	2,600	125,835
Yokogawa Electric Corp.	2,300	40,383
Yokohama Rubber Co. Ltd.	1,300	23,477
Z Holdings Corp.	25,600	164,671
Zenkoku Hosho Co. Ltd.	500	24,468
Zensho Holdings Co. Ltd. (B)	900	22,392
Zeon Corp.	1,900	26,906
ZOZO, Inc.	1,100	41,358

		47,410,600

Jordan - 0.0% (D)
Hikma Pharmaceuticals PLC	1,769	58,438

Luxembourg - 0.3%
ArcelorMittal SA	6,597	202,302
Ardagh Group SA	183	4,665
Aroundtown SA	9,516	65,841
Eurofins Scientific SE	1,256	161,343
RTL Group SA (A)	365	21,849
Shurgard Self Storage SA	245	13,445
Tenaris SA	4,524	47,670

		517,115

Macau - 0.0% (D)
Sands China Ltd. (A)	24,000	49,328
Wynn Macau Ltd. (A) (B)	14,400	12,060

		61,388

Malaysia - 0.0% (D)
Lynas Rare Earths Ltd. (A)	8,855	42,920

Mexico - 0.0% (D)
Fresnillo PLC	1,810	19,070

Netherlands - 5.7%
Adyen NV (A) (B) (C)	299	836,860
Akzo Nobel NV	1,842	201,481
ASM International NV	378	148,160

	Shares	Value
COMMON STOCKS (continued)
Netherlands (continued)
ASML Holding NV	4,122	$ 3,085,588
EXOR NV	1,113	94,060
Heineken Holding NV	991	86,426
Heineken NV (B)	2,321	242,631
ING Groep NV (B)	38,365	558,813
JDE Peet’s NV	838	25,057
Just Eat Takeaway.com NV (A) (C)	1,480	108,129
Koninklijke Ahold Delhaize NV	10,276	342,216
Koninklijke DSM NV	1,718	343,958
Koninklijke KPN NV	34,693	109,163
Koninklijke Philips NV	9,015	400,574
NN Group NV	3,124	163,903
Prosus NV	8,559	684,343
QIAGEN NV (A)	2,268	117,731
Royal Dutch Shell PLC, A Shares	40,303	899,369
Royal Dutch Shell PLC, B Shares	36,420	810,068
Stellantis NV	21,849	418,368
Universal Music Group NV (A) (B)	7,950	212,974
Wolters Kluwer NV	2,629	279,033

		10,168,905

New Zealand - 0.4%
a2 Milk Co. Ltd. (A) (B)	7,306	32,407
Auckland International Airport Ltd. (A)	11,867	64,018
Chorus Ltd.	4,393	20,001
Contact Energy Ltd.	7,627	44,460
Fisher & Paykel Healthcare Corp. Ltd.	5,664	125,034
Fletcher Building Ltd.	8,069	39,967
Genesis Energy Ltd.	5,025	11,422
Goodman Property Trust, REIT (B)	10,298	17,192
Infratil Ltd.	7,104	39,010
Mercury NZ Ltd.	6,158	27,613
Meridian Energy Ltd.	11,834	40,247
Ryman Healthcare Ltd. (B)	4,127	42,990
Spark New Zealand Ltd.	18,348	60,502
Trustpower Ltd.	677	3,414
Xero Ltd. (A)	1,269	127,416

		695,693

Norway - 0.8%
Adevinta ASA (A)	2,726	46,843
Aker ASA, A Shares	234	18,550
Aker BP ASA	1,062	34,685
Austevoll Seafood ASA	877	10,418
DnB Bank ASA	8,836	202,395
Elkem ASA (A) (C)	2,953	12,828
Entra ASA (C)	1,790	38,448
Equinor ASA	10,564	269,447
Gjensidige Forsikring ASA	1,867	41,450
Kongsberg Gruppen ASA	879	24,550
Leroy Seafood Group ASA	2,752	22,793
Mowi ASA	4,421	112,484
Nordic Semiconductor ASA (A)	1,724	51,863
Norsk Hydro ASA	13,419	100,720
Orkla ASA	7,381	67,830
Salmar ASA	556	37,044
Scatec ASA (C)	1,171	21,886
Schibsted ASA, B Shares	982	41,826
Schibsted ASA, Class A	749	35,711
SpareBank 1 SR-Bank ASA	1,810	25,193
Storebrand ASA	4,597	44,068
Telenor ASA	6,326	106,747
Tomra Systems ASA	1,149	60,193
Yara International ASA	1,552	77,216

		1,505,188

Transamerica ETF Trust	Page 7

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Poland - 0.0% (D)
Allegro.eu SA (A) (C)	3,821	$ 55,661

Portugal - 0.1%
EDP - Energias de Portugal SA	28,838	151,568
Galp Energia SGPS SA	4,471	50,780
Jeronimo Martins SGPS SA	2,412	48,109

		250,457

Singapore - 1.7%
Ascendas, REIT	33,000	72,923
BOC Aviation Ltd. (C)	2,000	16,751
CapitaLand Integrated Commercial Trust, REIT	48,997	73,265
Capitaland Investment Ltd. (A)	24,500	61,358
City Developments Ltd.	4,600	23,413
DBS Group Holdings Ltd.	17,800	397,537
Genting Singapore Ltd.	55,700	29,540
Jardine Cycle & Carriage Ltd.	1,000	14,275
Kenon Holdings Ltd.	222	9,200
Keppel, REIT	19,200	14,991
Keppel Corp. Ltd.	14,100	54,215
Mapletree Commercial Trust, REIT	21,500	32,782
Mapletree Industrial Trust, REIT	19,100	39,112
Mapletree Logistics Trust, REIT	28,300	42,525
Olam International Ltd.	8,700	11,279
Oversea-Chinese Banking Corp. Ltd.	39,400	333,751
SATS Ltd. (A) (B)	6,600	20,224
Sea Ltd., ADR (A)	3,207	1,022,167
Singapore Airlines Ltd. (A) (B)	13,100	48,536
Singapore Exchange Ltd.	8,100	59,545
Singapore Technologies Engineering Ltd.	15,000	42,096
Singapore Telecommunications Ltd.	69,800	126,479
Suntec, REIT	21,300	22,279
United Overseas Bank Ltd.	15,200	289,423
UOL Group Ltd.	4,600	23,244
Venture Corp. Ltd.	2,700	35,739
Wilmar International Ltd.	31,000	96,133

		3,012,782

Spain - 2.2%
Aena SME SA (A) (C)	722	124,929
Amadeus IT Group SA (A)	4,427	291,833
Banco Bilbao Vizcaya Argentaria SA (B)	65,525	434,150
Banco Santander SA	170,405	619,430
CaixaBank SA	42,774	133,054
Cellnex Telecom SA (C)	5,608	346,418
EDP Renovaveis SA	2,360	58,586
Endesa SA	3,121	63,010
Ferrovial SA	4,935	144,301
Grifols SA, ADR	2,569	37,533
Grifols SA (B)	2,889	70,580
Iberdrola SA	56,929	572,952
Industria de Diseno Textil SA	11,026	406,614
Naturgy Energy Group SA (B)	3,240	81,671
Red Electrica Corp. SA	4,254	85,341
Repsol SA	13,809	180,812
Siemens Gamesa Renewable Energy SA (A) (B)	2,209	56,374
Telefonica SA	52,634	246,868

		3,954,456

Sweden - 3.9%
AAK AB	1,739	37,519
AddTech AB, B Shares	2,554	45,542
Akelius Residential Property AB, D Shares	2,162	4,074

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Alfa Laval AB	2,927	$ 109,940
Assa Abloy AB, B Shares	9,746	284,853
Atlas Copco AB, A Shares	6,351	386,350
Atlas Copco AB, B Shares	3,835	196,604
Axfood AB (B)	1,031	24,713
Beijer Ref AB	2,435	48,541
Boliden AB	2,688	86,737
Castellum AB (B)	2,234	54,774
Electrolux AB, Series B (B)	2,482	57,393
Elekta AB, B Shares (B)	3,405	38,275
Embracer Group AB (A)	5,726	55,175
Epiroc AB, Class A	6,152	127,983
Epiroc AB, Class B	3,832	68,265
EQT AB	2,711	113,416
Essity AB, Class B	5,917	183,965
Evolution AB (C)	1,776	270,931
Fabege AB (B)	2,665	40,362
Fastighets AB Balder, B Shares (A)	1,033	62,321
Getinge AB, B Shares	2,148	85,885
H&M Hennes & Mauritz AB, B Shares (A)	7,320	149,236
Hexagon AB, B Shares	19,360	300,849
Holmen AB, B Shares	910	40,161
Husqvarna AB, B Shares	4,066	48,823
ICA Gruppen AB	909	41,779
Industrivarden AB, A Shares	1,601	51,460
Industrivarden AB, C Shares	1,652	51,362
Indutrade AB	2,612	72,969
Investment AB Latour, B Shares	1,338	41,661
Investor AB, A Shares	5,636	122,557
Investor AB, B Shares	17,904	387,077
Kinnevik AB, Class A (A)	83	3,264
Kinnevik AB, Class B (A)	2,380	84,103
L E Lundbergforetagen AB, B Shares	627	34,587
Lifco AB, B Shares	2,082	56,164
Lundin Energy AB (B)	1,883	70,339
Nibe Industrier AB, B Shares	13,841	175,058
Sagax AB, B Shares	1,640	51,326
Sagax AB, D Shares	1,092	4,019
Samhallsbyggnadsbolaget i Norden AB (B)	10,121	56,085
Samhallsbyggnadsbolaget i Norden AB, D Shares	1,467	5,067
Sandvik AB	10,724	246,632
Securitas AB, B Shares	3,180	50,543
Sinch AB (A) (C)	5,539	108,329
Skandinaviska Enskilda Banken AB, C Shares	140	2,020
Skandinaviska Enskilda Banken AB, Class A	15,780	223,482
Skanska AB, B Shares	3,933	99,218
SKF AB, B Shares	3,714	88,132
Spotify Technology SA (A)	1,350	304,209
SSAB AB, A Shares (A)	2,182	10,797
SSAB AB, B Shares (A)	6,204	26,714
Svenska Cellulosa AB SCA, Class B	5,891	91,847
Svenska Handelsbanken AB, A Shares	15,098	169,678
Svenska Handelsbanken AB, B Shares	346	4,255
Sweco AB, B Shares	2,024	31,973
Swedbank AB, A Shares	9,122	184,868
Swedish Match AB	15,527	136,057
Swedish Orphan Biovitrum AB (A)	1,941	52,515
Tele2 AB, B Shares (B)	4,922	73,055
Telefonaktiebolaget LM Ericsson, B Shares (B)	28,381	321,488
Telia Co. AB	24,515	101,229
Trelleborg AB, B Shares	2,384	51,012
Vitrolife AB	576	30,405
Volvo AB, A Shares	1,880	42,721

Transamerica ETF Trust	Page 8

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Volvo AB, B Shares	15,610	$ 351,613
Wallenstam AB, B Shares	2,062	30,593

		7,064,949

Switzerland - 8.9%
ABB Ltd.	17,553	590,651
Alcon, Inc.	4,911	400,313
Chocoladefabriken Lindt & Spruengli AG	11	229,512
Cie Financiere Richemont SA, Class A	5,130	535,739
Credit Suisse Group AG	24,746	246,545
EMS-Chemie Holding AG	67	63,491
Geberit AG	353	260,725
Givaudan SA	78	356,366
Glencore PLC	107,503	510,013
Holcim Ltd. (A)	5,084	246,011
Kuehne & Nagel International AG	498	170,511
Logitech International SA	1,701	151,820
Lonza Group AG	732	550,540
Nestle SA	27,663	3,342,038
Novartis AG	23,923	1,970,310
Partners Group Holding AG	223	350,570
Roche Holding AG	7,171	2,640,787
Schindler Holding AG	598	158,951
SGS SA	60	175,334
Siemens Energy AG (A)	3,927	105,724
Sika AG (B)	1,393	443,204
Sonova Holding AG	532	202,569
STMicroelectronics NV	6,447	282,171
Straumann Holding AG	113	203,929
Swatch Group AG	813	102,074
Swiss Life Holding AG	310	157,351
Swiss Re AG	2,839	243,895
Swisscom AG	249	143,445
UBS Group AG	36,383	585,030
Zurich Insurance Group AG	1,479	608,184

		16,027,803

United Kingdom - 12.1%
3i Group PLC	9,564	165,257
Abrdn PLC	21,430	73,856
Admiral Group PLC	2,656	111,304
Allfunds Group PLC (A)	1,856	36,094
Anglo American PLC	13,395	473,654
Ashtead Group PLC	4,415	336,105
Associated British Foods PLC	3,501	87,803
AstraZeneca PLC	15,223	1,838,714
Auto Trader Group PLC (C)	9,522	75,596
AVEVA Group PLC	1,214	58,928
Aviva PLC	38,612	206,115
B&M European Value Retail SA	8,360	66,574
BAE Systems PLC	31,689	241,498
Barclays PLC	156,623	400,402
Barratt Developments PLC	10,017	89,196
Berkeley Group Holdings PLC	1,104	64,932
BP PLC	199,631	915,994
British American Tobacco PLC	22,451	788,278
British Land Co. PLC, REIT	9,217	61,542
BT Group PLC (A)	86,201	185,734
Bunzl PLC	3,315	109,733
Burberry Group PLC	3,979	97,376
CNH Industrial NV	9,788	166,754
Coca-Cola Europacific Partners PLC	1,967	108,755
Compass Group PLC (A)	17,545	360,530
ConvaTec Group PLC (C)	15,634	45,533
Croda International PLC	1,401	161,400
Deliveroo PLC (A) (C)	3,879	15,126

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Diageo PLC	22,911	$ 1,113,968
Direct Line Insurance Group PLC	13,219	51,618
DS Smith PLC	13,497	75,142
Endava PLC, ADR (A)	339	46,053
Entain PLC (A)	5,755	165,283
Farfetch Ltd., Class A (A)	3,065	114,876
Ferguson PLC	2,282	318,001
GlaxoSmithKline PLC	49,225	931,605
Halma PLC	3,731	142,972
Hargreaves Lansdown PLC	3,496	67,479
Howden Joinery Group PLC	5,924	71,553
HSBC Holdings PLC	203,910	1,072,412
Imperial Brands PLC	9,330	196,061
Informa PLC (A)	14,771	109,421
InterContinental Hotels Group PLC (A)	1,845	118,315
Intermediate Capital Group PLC	2,890	79,688
Intertek Group PLC	1,586	106,432
J Sainsbury PLC	17,185	66,131
JD Sports Fashion PLC	4,866	68,793
Johnson Matthey PLC	1,955	70,777
Kingfisher PLC	20,750	94,147
Land Securities Group PLC, REIT	7,383	69,385
Legal & General Group PLC	58,666	222,357
Lloyds Banking Group PLC	697,500	437,979
London Stock Exchange Group PLC	3,183	319,739
M&G PLC	25,549	70,138
Meggitt PLC (A)	7,678	76,444
Melrose Industries PLC	42,967	100,835
Mondi PLC	4,771	117,691
National Grid PLC	38,092	454,343
Natwest Group PLC	52,075	157,914
Next PLC	1,306	144,609
NMC Health PLC (A) (E) (F) (G)	1,067	0
Ocado Group PLC (A)	6,345	142,232
Pearson PLC	7,435	71,358
Persimmon PLC	3,136	112,814
Phoenix Group Holdings PLC	8,348	72,669
Prudential PLC	25,703	504,254
Reckitt Benckiser Group PLC	7,238	568,971
RELX PLC	19,481	563,957
Rentokil Initial PLC	18,272	143,782
Rightmove PLC	8,604	79,283
Rio Tinto PLC	10,489	694,909
Rolls-Royce Holdings PLC (A)	82,228	155,376
Sage Group PLC	11,014	105,381
Schroders PLC	1,199	58,119
Segro PLC, REIT	11,795	190,050
Severn Trent PLC	2,489	87,391
Smith & Nephew PLC	8,696	150,904
Smiths Group PLC	3,895	75,679
Spirax-Sarco Engineering PLC	725	146,340
SSE PLC	10,301	218,202
St. James’s Place PLC	5,304	107,775
Standard Chartered PLC	25,328	148,898
Subsea 7 SA	2,270	19,784
Taylor Wimpey PLC	35,834	75,278
Tesco PLC	75,979	259,497
THG PLC (A)	7,049	48,188
Unilever PLC	25,837	1,395,235
United Utilities Group PLC	6,701	87,498
Vodafone Group PLC	263,358	402,327
Weir Group PLC (A)	2,551	58,182
Whitbread PLC (A)	1,979	88,484
WM Morrison Supermarkets PLC	23,772	94,396
WPP PLC	12,544	169,222

		21,691,379

Transamerica ETF Trust	Page 9

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States - 0.1%
Flex Ltd. (A)	4,798	$ 84,829

Uruguay - 0.1%
Globant SA (A)	406	114,090

Total Common Stocks (Cost $150,336,258)		177,572,919

PREFERRED STOCKS - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG, 2.97% (H)	567	43,370
Henkel AG & Co. KGaA, 2.41% (H)	1,751	162,711
Porsche Automobil Holding SE, 2.64% (H)	1,505	149,898
Sartorius AG, 0.14% (H)	243	154,838
Volkswagen AG, 2.56% (H)	1,803	404,628

Total Preferred Stocks (Cost $704,211)		915,445

RIGHTS - 0.0%
Austria - 0.0%
Buwog AG, (A) (E) (F) (G) Exercise Price EUR 0, Expiration Date 12/31/2099	152	0

Israel - 0.0%
OPC Energy Ltd., (A) (E) Exercise Price ILS 25.00, Expiration Date 10/04/2021	18	0

Total Rights (Cost $0)		0

OTHER INVESTMENT COMPANY - 2.7%
Securities Lending Collateral - 2.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (H)	4,853,118	4,853,118

Total Other Investment Company (Cost $4,853,118)		4,853,118

Total Investments (Cost $155,893,587)		183,341,482
Net Other Assets (Liabilities) - (2.1)%		(3,733,538)

Net Assets - 100.0%		$ 179,607,944

Transamerica ETF Trust	Page 10

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Index	10	12/17/2021	$1,174,417	$1,133,500	$—	$(40,917)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	8.2%	$15,031,356
Pharmaceuticals	7.6	13,869,328
Insurance	4.4	8,118,483
Chemicals	3.4	6,185,853
Machinery	3.2	5,914,340
Automobiles	3.2	5,873,618
Oil, Gas & Consumable Fuels	3.1	5,731,852
Semiconductors & Semiconductor Equipment	3.1	5,705,421
Food Products	3.1	5,626,203
Textiles, Apparel & Luxury Goods	2.9	5,241,815
Metals & Mining	2.8	5,128,964
Capital Markets	2.6	4,677,431
Health Care Equipment & Supplies	2.2	4,101,874
IT Services	1.9	3,561,321
Software	1.9	3,446,484
Electrical Equipment	1.9	3,422,985
Electronic Equipment, Instruments & Components	1.8	3,341,109
Beverages	1.8	3,312,720
Personal Products	1.8	3,203,152
Real Estate Management & Development	1.7	3,180,481
Professional Services	1.7	3,127,926
Electric Utilities	1.7	3,127,330
Diversified Telecommunication Services	1.7	3,113,775
Trading Companies & Distributors	1.6	2,901,219
Industrial Conglomerates	1.5	2,827,966
Food & Staples Retailing	1.5	2,737,774
Household Durables	1.5	2,664,070
Entertainment	1.4	2,574,742
Equity Real Estate Investment Trusts	1.4	2,502,819
Hotels, Restaurants & Leisure	1.4	2,490,636
Building Products	1.2	2,205,088
Wireless Telecommunication Services	1.2	2,105,327
Aerospace & Defense	1.1	2,037,723
Internet & Direct Marketing Retail	1.0	1,862,332
Biotechnology	0.9	1,730,473
Auto Components	0.9	1,651,298
Specialty Retail	0.9	1,614,797
Road & Rail	0.9	1,573,195
Diversified Financial Services	0.8	1,495,516
Multi-Utilities	0.8	1,474,572
Air Freight & Logistics	0.7	1,360,988
Tobacco	0.7	1,332,379
Construction & Engineering	0.7	1,302,932
Household Products	0.7	1,269,577
Life Sciences Tools & Services	0.6	1,166,812
Construction Materials	0.5	953,252
Technology Hardware, Storage & Peripherals	0.5	948,849
Media	0.5	944,007
Multiline Retail	0.5	939,225
Transportation Infrastructure	0.5	898,989
Health Care Providers & Services	0.4	753,806
Gas Utilities	0.4	742,254
Marine	0.4	737,123
Commercial Services & Supplies	0.4	700,342

Transamerica ETF Trust	Page 11

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Communications Equipment	0.3%		$627,037
Interactive Media & Services	0.3		606,415
Paper & Forest Products	0.3		587,902
Leisure Products	0.3		526,893
Health Care Technology	0.2		376,971
Containers & Packaging	0.2		309,957
Airlines	0.2		282,893
Independent Power & Renewable Electricity Producers	0.1		228,634
Water Utilities	0.1		174,889
Energy Equipment & Services	0.1		93,504
Distributors	0.0	(D)	62,295
Diversified Consumer Services	0.0	(D)	50,535
Consumer Finance	0.0	(D)	16,536

Investments	97.3		178,488,364
Short-Term Investments	2.7		4,853,118

Total Investments	100.0%		$183,341,482

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (J)	Value
ASSETS
Investments
Common Stocks	$3,712,439	$173,860,480	$0	$177,572,919
Preferred Stocks	—	915,445	—	915,445
Rights	0	—	0	0
Other Investment Company	4,853,118	—	—	4,853,118

Total Investments	$8,565,557	$174,775,925	$0	$183,341,482

LIABILITIES
Other Financial Instruments
Futures Contracts (K)	$(40,917)	$—	$—	$(40,917)

Total Other Financial Instruments	$(40,917)	$—	$—	$(40,917)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $9,353,881, collateralized by cash collateral of $4,853,118 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $4,983,261. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the total value of 144A securities is $3,683,579, representing 2.1% of the Fund’s net assets.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Securities deemed worthless.
(F)	Securities are Level 3 of the fair value hierarchy.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2021, the total value of securities is $0, representing 0.00% of the Fund’s net assets.
(H)	Rates disclosed reflect the yields at September 30, 2021.
(I)	There were no transfers in or out of Level 3 during the period ended September 30, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(J)	Level 3 securities were not considered significant to the Fund.
(K)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
ILS	Israel New Shekel

Transamerica ETF Trust	Page 12

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EAFE	Europe, Australasia and Far East
J-REIT	Japan-Real Estate Investment Trust
REIT	Real Estate Investment Trust

Transamerica ETF Trust	Page 13

DeltaShares® S&P International Managed Risk ETF

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

INVESTMENT VALUATION

DeltaShares® S&P International Managed Risk ETF (the “Fund”) is a series of the Transamerica ETF Trust.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at September 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Rights: Rights may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights are priced at zero. Rights are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica ETF Trust	Page 14

DeltaShares® S&P International Managed Risk ETF

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica ETF Trust	Page 15